Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Revenues	$ 232,790	$ 244,840	$ 274,027
Costs and expenses
Direct cost of revenues	110,243	110,992	126,076
Selling, general and administration	82,402	69,831	65,107
Depreciation and amortization	11,824	17,080	22,375
Restructuring charges, net(Note 19)	143	1,781	1,592
Change in fair value of embedded derivatives(Note 18)	1,044	12,020	(2,649)
Impairment of long-lived assets(Note 7)	29,201
Other (income) expenses, net(Note 20)	(33,883)	32,041	8,549
Total costs and expenses	200,974	243,745	221,050
Gain on sale of Targeted Therapies(Note 3)	(188,870)
Operating income from continuing operations	220,686	1,095	52,977
Interest expense	(4,232)	(4,406)	(2,499)
Interest and dividend income	5,121	6,835	10,274
Equity loss(Note 9)			(128)
Income from continuing operations before income taxes	221,575	3,524	60,624
Income tax (recovery) expense (Note 21)
-current	5,583	(5,744)	13,456
-deferred	(21,158)	38,137	3,666
	(15,575)	32,393	17,122
Income (loss) from continuing operations	237,150	(28,869)	43,502
Loss from discontinued operations, net of income taxes			(26,655)
Net income (loss)	$ 237,150	$ (28,869)	$ 16,847
Basic and diluted earnings (loss) per share(Note 16)
- from continuing operations (in Dollars per share)	$ 3.83	$ (0.47)	$ 0.67
- from discontinued operations (in Dollars per share)			$ (0.41)
Basic and diluted earnings (loss) per share (in Dollars per share)	$ 3.83	$ (0.47)	$ 0.26